Earnings per share	6 Months Ended
Jun. 30, 2014
Earnings per share
13 Earnings per share

in	2Q14		1Q14	2Q13	6M14	6M13
Basic net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	(691)		844	1,054	153	2,351
Income/(loss) from discontinued operations, net of tax	(9)		15	(9)	6	(3)
Net income/(loss) attributable to shareholders	(700)		859	1,045	159	2,348
Preferred securities dividends	–		(28)	(114)	(28)	(114)
Net income/(loss) attributable to shareholders for basic earnings per share	(700)		831	931	131	2,234
Available for common shares	(752)		785	852	79	1,918
Available for unvested share-based payment awards	52		46	70	52	164
Available for mandatory convertible securities [1]	–		–	9	–	152
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	(700)		831	931	131	2,234
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	–		–	(17)	–	(22)
Net income/(loss) attributable to shareholders for diluted earnings per share	(700)		831	914	131	2,212
Available for common shares	(752)		785	838	79	1,904
Available for unvested share-based payment awards	52		46	67	52	160
Available for mandatory convertible securities [1]	–		–	9	–	148
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,625.0		1,621.2	1,574.9	1,623.1	1,464.8
Dilutive contracts that may be settled in shares or cash [3]	–		–	23.1	–	23.5
Dilutive share options and warrants	0.0		1.4	1.9	0.7	1.9
Dilutive share awards	0.0		5.2	1.5	2.6	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,625.0	[5]	1,627.8	1,601.4	1,626.4	1,491.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	68.3		95.5	130.0	81.9	126.3
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	–		–	20.4	–	126.1
Basic earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations	(0.45)		0.47	0.55	0.05	1.31
Basic earnings/(loss) per share from discontinued operations	(0.01)		0.01	(0.01)	0.00	0.00
Basic earnings/(loss) per share available for common shares	(0.46)		0.48	0.54	0.05	1.31
Diluted earnings/(loss) per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations	(0.45)		0.47	0.53	0.05	1.28
Diluted earnings/(loss) per share from discontinued operations	(0.01)		0.01	(0.01)	0.00	0.00
Diluted earnings/(loss) per share available for common shares	(0.46)		0.48	0.52	0.05	1.28
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2
Reflects changes in the fair value of the PAF2 units which were reflected in the net results of the Group until the awards were finally settled. In 1Q14, the Group restructured the PAF2 awards as due to regulatory changes the capital relief provided by PAF2 awards was no longer available under Basel III. The PAF2 units were converted into other capital eligible compensation instruments and will no longer be settleable in Credit Suisse Group shares.

3
Reflects weighted-average shares outstanding on PAF2 units. In 1Q14, the Group restructured the PAF2 awards as due to regulatory changes the capital relief provided by PAF2 awards was no longer available under Basel III. The PAF2 units were converted into other capital eligible compensation instruments and will no longer be settleable in Credit Suisse Group shares.

4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 8.8 million, 9.1 million, 12.1 million, 8.9 million and 12.9 million for 2Q14, 1Q14, 2Q13, 6M14 and 6M13, respectively.

5
Due to the net loss in 2Q14, 1.3 million weighted-average share options and warrants outstanding and 12.2 million weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.